SCHEDULE OF STOCK OPTION OUTSTANDING (Details)	Dec. 31, 2025 shares $ / shares	Jun. 26, 2025 shares $ / shares	Oct. 16, 2024 shares $ / shares	Aug. 01, 2024 shares $ / shares	May 07, 2021 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding | shares	1,757,290	754,165	18,750	409,375	575,000	3,612,500	5,928,600
Weighted average exercise price, outstanding | $ / shares	$ 2.89	$ 4.40	$ 1.64	$ 1.60	$ 1.88	$ 1.84	$ 1.60
Weighted average years until expiry, outstanding	2 years 11 months 1 day	4 years 5 months 26 days	3 years 9 months 14 days	3 years 7 months 2 days	4 months 6 days
Number of options exercisable | shares	915,629	204,170	18,750	117,709	575,000
Weighted average exercise price, exercisable | $ / shares	$ 2.40	$ 4.40	$ 1.64	$ 1.60	$ 1.88
Weighted average years until expiry, exercisable	1 year 9 months 3 days	4 years 5 months 26 days	3 years 9 months 14 days	3 years 7 months 2 days	4 months 6 days